SHARE OPTION PLANS (Details 1)	12 Months Ended
Sep. 30, 2016 $ / shares
Tranche 5 [Member]
Exercise price (USD)	$ 12.23
Average risk-free interest rate	1.66%
Expected option life (year)	3 years
Volatility rate	92.81%
Dividend yield	0.00%
Tranche 6 [Member]
Exercise price (USD)	$ 10.84
Average risk-free interest rate	1.03%
Expected option life (year)	3 years
Volatility rate	88.03%
Dividend yield	0.00%
Tranche 7 [Member]
Exercise price (USD)	$ 2.55
Average risk-free interest rate	0.40%
Expected option life (year)	3 years
Volatility rate	90.30%
Dividend yield	0.00%
Tranche 8 [Member]
Exercise price (USD)	$ 1.44
Average risk-free interest rate	0.37%
Expected option life (year)	3 years
Volatility rate	81.98%
Dividend yield	0.00%
Tranche 9 [Member]
Exercise price (USD)	$ 1.27
Average risk-free interest rate	0.76%
Expected option life (year)	3 years
Volatility rate	79.20%
Dividend yield	0.00%
Tranche 10 [Member]
Exercise price (USD)	$ 1.48
Average risk-free interest rate	1.07%
Expected option life (year)	3 years
Volatility rate	79.67%
Dividend yield	0.00%
Tranche 11 [Member]
Exercise price (USD)	$ 1.38
Average risk-free interest rate	1.73%
Expected option life (year)	5 years
Volatility rate	80.72%
Dividend yield	0.00%
Tranche 12 [Member]
Exercise price (USD)	$ 2.05
Average risk-free interest rate	1.79%
Expected option life (year)	10 years
Volatility rate	69.27%
Dividend yield	0.00%
Tranche 13 [Member]
Exercise price (USD)	$ 1.65
Average risk-free interest rate	1.75%
Expected option life (year)	10 years
Volatility rate	69.92%
Dividend yield	0.00%
Tranche 14 [Member]
Exercise price (USD)	$ 2.00
Average risk-free interest rate	1.55%
Expected option life (year)	10 years
Volatility rate	65.37%
Dividend yield	0.00%